Trade and other payables - Development and sales milestones payable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables
Maximum future milestones	$ 2,222	$ 2,865	$ 3,323	$ 4,139
BMS's share of Global Diabetes Alliance
Trade and other payables
Maximum future milestones	2,124	$ 2,544	$ 2,932
Maximum | Spirogen
Trade and other payables
Maximum future milestones	180
Maximum | Amplimmune
Trade and other payables
Maximum future milestones	150
Maximum | Almirall
Trade and other payables
Maximum future milestones	$ 345